                                  April 5, 2007

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Maxxam Inc. - Form 10-K (Commission File No. 1-3924)

Ladies and Gentlemen:

On behalf of MAXXAM  Inc., a Delaware  corporation  (the  "Company"),  we hereby electronically  submit for filing with the  Securities  and Exchange  Commission
(the "Commission"),  via EDGAR,  Amendment No. 1 on Form 10-K/A to the Company's
Annual  Report on Form 10-K for the fiscal  year ended  December  31,  2006 (the
"2006 Form 10-K").

Pursuant to General Instruction D(3) of Form 10-K, we hereby notify you that the
2006 Form 10-K,  as modified by  Amendment  No. 1,  reflects no changes from the preceding  year in any accounting  principles or practices,  or in the method of applying any such principles or practices.

Should you have any questions or require any additional information, please call the undersigned at (713) 267-3669.

                                               Very truly yours,

                                                  MAXXAM INC.

                                         By: /s/  Bernard L. Birkel
                                    --------------------------------------------
                                                  Bernard L. Birkel
                                                  Secretary